PARENT COMPANY CONDENSED FINANCIAL INFORMATION, Condensed Statements of Income (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended												12 Months Ended
	Dec. 31, 2010		Sep. 30, 2010		Jun. 30, 2010		Mar. 31, 2010		Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Revenue:
Agribusiness													$ 152	$ 97	$ 119
Real estate leasing													81	71	66
Real estate sales													14	16	225
Costs and Expenses:
Cost of agribusiness goods and services													150	130	133
Cost of real estate sales and leasing													60	54	225
Selling, general and administrative													158	154	163
Income tax benefit	13.1		15.5		13.1		3.0		1.7	3.4	3.0	(3.1)	45.0	5.0	48.0
Income From Continuing Operations	18.8		25.7		22.1		2.8		4.7	4.0	4.1	(5.2)	69.0	7.0	84.0
Income from Discontinued Operations	1.4	[1]	0	[1]	6.8	[1]	14.5	[1]	15.4	4.5	8.5	8.2	23.0	37.0	48.0
Net Income	20.2		25.7		28.9		17.3		20.1	8.5	12.6	3.0	92.0	44.0	132.0
Total comprehensive income													91	59	40
A&B (Parent Company) [Member]
Revenue:
Agribusiness													117	73	91
Real estate leasing													16	13	10
Real estate sales													2	8	6
Interest and other													6	2	3
Total revenue													141	96	110
Costs and Expenses:
Cost of agribusiness goods and services													114	109	110
Cost of real estate sales and leasing													11	9	8
Selling, general and administrative													24	21	21
Interest and other													16	16	14
Income tax benefit													(13.0)	(22.0)	(18.0)
Total costs and expenses													153	133	135
Income From Continuing Operations													(12.0)	(37.0)	(25.0)
Income from Discontinued Operations													24.0	11.0	21.0
Income (Loss) Before Equity in Income of Subsidiaries Consolidated													12	(26)	(4)
Equity in Income from Continuing Operations of Subsidiaries Consolidated													81	44	109
Equity in Income (Loss) from Discontinued Operations of Subsidiaries Consolidated													(1)	26	27
Net Income													92.0	44.0	132.0
Other Comprehensive Income (Loss), net of income taxes													(1)	15	(91)
Total comprehensive income													$ 91	$ 59	$ 41

[1]	See Note 2 for discussion of discontinued operations.